Value Line Core Bond Fund
Schedule of Investments (unaudited)
March 31, 2024

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
$ 277,454	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(1)(2)	$283,075
276,913	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(1)(2)	283,488
286,022	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(1)(2)	291,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $843,079)		858,475
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	188,399
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48(1)(2)	171,659
127,647	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	104,800
96,241	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	88,741
29,661	Sequoia Mortgage Trust, Series 2004-8, Class A1, (SOFR + 0.81%), 6.14%, 9/20/34(2)	25,637
17,987	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	17,776
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $683,086)		597,012
CORPORATE BONDS & NOTES 35.6%
BASIC MATERIALS 1.9%
	CHEMICALS 0.4%
150,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	150,832
	IRON/STEEL 0.8%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29	143,135
150,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	133,572
		276,707
	MINING 0.7%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(3)	139,267
150,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32	125,541
		264,808
		692,347
COMMUNICATIONS 3.4%
	INTERNET 0.8%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(3)	135,027
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	149,789
		284,816
	MEDIA 0.8%
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	148,174
Principal Amount		Value
CORPORATE BONDS & NOTES 35.6% (continued)
COMMUNICATIONS 3.4% (continued)
	MEDIA 0.8% (continued)
$ 150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	$146,401
		294,575
	TELECOMMUNICATIONS 1.8%
150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	120,146
150,000	Cisco Systems, Inc., 5.50%, 1/15/40	157,863
150,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	125,913
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	135,462
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	121,080
		660,464
		1,239,855
CONSUMER, CYCLICAL 3.5%
	AUTO MANUFACTURERS 1.2%
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	122,685
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	151,067
150,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	152,642
		426,394
	HOME BUILDERS 0.4%
152,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	151,388
	LODGING 0.8%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	146,843
150,000	Marriott International, Inc., 4.90%, 4/15/29(3)	148,817
		295,660
	RETAIL 1.1%
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	121,519
150,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32	147,588
150,000	TJX Cos., Inc. (The), 2.25%, 9/15/26(3)	141,355
		410,462
		1,283,904
CONSUMER, NON-CYCLICAL 6.7%
	BEVERAGES 0.7%
150,000	Constellation Brands, Inc., 2.25%, 8/1/31	123,898
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	143,240
		267,138
	BIOTECHNOLOGY 1.1%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	148,158
150,000	Gilead Sciences, Inc., 4.60%, 9/1/35	143,727
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 35.6% (continued)
CONSUMER, NON-CYCLICAL 6.7% (continued)
	BIOTECHNOLOGY 1.1% (continued)
$ 150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	$122,761
		414,646
	COMMERCIAL SERVICES 0.8%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	141,593
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	137,323
		278,916
	HEALTHCARE PRODUCTS 0.7%
150,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	123,784
150,000	Stryker Corp., 3.38%, 11/1/25	145,667
		269,451
	HEALTHCARE SERVICES 0.8%
150,000	Elevance Health, Inc., 4.75%, 2/15/33	146,383
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	149,564
		295,947
	PHARMACEUTICALS 2.6%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	142,860
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	144,111
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	123,211
150,000	Eli Lilly & Co., 4.70%, 2/27/33	149,613
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	132,559
150,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	148,545
165,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	124,343
		965,242
		2,491,340
ENERGY 4.8%
	OIL & GAS 2.0%
150,000	BP Capital Markets America, Inc., Guaranteed Notes, 4.70%, 4/10/29	149,624
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	147,077
150,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	145,761
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	149,896
150,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	152,000
		744,358
	PIPELINES 2.8%
150,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	149,134
150,000	Cheniere Energy, Inc., Senior Unsecured Notes, 4.63%, 10/15/28	145,342
Principal Amount		Value
CORPORATE BONDS & NOTES 35.6% (continued)
ENERGY 4.8% (continued)
	PIPELINES 2.8% (continued)
$ 150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	$120,864
150,000	Energy Transfer LP, 5.25%, 4/15/29	150,166
150,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	140,768
150,000	Kinder Morgan, Inc., 5.20%, 6/1/33(3)	147,723
150,000	Targa Resources Corp., 6.50%, 3/30/34	161,171
		1,015,168
		1,759,526
FINANCIAL 9.1%
	BANKS 4.4%
150,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(3)	147,639
150,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(2)	144,736
150,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(2)	144,610
165,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	160,263
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	170,853
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	146,258
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(2)	122,677
150,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)	160,492
150,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(2)	150,720
160,000	Royal Bank of Canada, 5.00%, 2/1/33	159,428
150,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(2)(3)	132,540
		1,640,216
	DIVERSIFIED FINANCIALS 2.0%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	163,399
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	145,715
150,000	American Express Co., Senior Unsecured Notes, (SOFR + 1.28%), 5.28%, 7/27/29(2)	150,933
150,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	144,714
150,000	Synchrony Financial, 4.88%, 6/13/25	147,768
		752,529
	INSURANCE 0.4%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	139,527
	REITS 2.3%
150,000	American Tower Corp., 5.50%, 3/15/28	151,256
150,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	142,007
See Supplementary Notes to Financial Statements.

March 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 35.6% (continued)
FINANCIAL 9.1% (continued)
	REITS 2.3% (continued)
$ 150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	$125,123
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	120,950
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	145,429
150,000	Weyerhaeuser Co., 4.75%, 5/15/26	148,605
		833,370
		3,365,642
INDUSTRIAL 2.1%
	AEROSPACE/DEFENSE 0.4%
150,000	RTX Corp., 4.50%, 6/1/42	133,836
	ELECTRONICS 0.7%
160,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	132,424
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	148,240
		280,664
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	134,884
	TRANSPORTATION 0.6%
150,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	107,960
150,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	109,324
		217,284
		766,668
TECHNOLOGY 3.3%
	COMPUTERS 1.1%
150,000	Apple, Inc., 4.65%, 2/23/46	144,287
150,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	149,074
150,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	126,219
		419,580
	SEMICONDUCTORS 1.4%
150,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	108,893
150,000	Broadcom, Inc., 4.30%, 11/15/32	140,941
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	150,868
150,000	NVIDIA Corp., 3.50%, 4/1/40	127,002
		527,704
	SOFTWARE 0.8%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	132,007
150,000	Oracle Corp., 6.25%, 11/9/32	160,491
		292,498
		1,239,782
Principal Amount		Value
CORPORATE BONDS & NOTES 35.6% (continued)
UTILITIES 0.8%
	ELECTRIC 0.8%
$ 150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	$142,193
150,000	Southern Co., 5.70%, 3/15/34	154,702
		296,895
TOTAL CORPORATE BONDS & NOTES (Cost $13,730,083)		13,135,959
LONG-TERM MUNICIPAL SECURITIES 2.3%
	CALIFORNIA 0.8%
150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	143,727
150,000	State of California, GO, 5.70%, 10/1/32	160,142
		303,869
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	112,313
	TEXAS 1.2%
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	448,627
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $944,052)		864,809
RESIDENTIAL MORTGAGE-BACKED SECURITIES 27.7%
74,787	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	72,434
31,430	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	29,034
3,071	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	3,042
16,053	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	14,802
15,624	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	14,738
34,437	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	31,737
108,595	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	97,528
126,710	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	120,162
28,329	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	26,800
173,850	FHLMC Pool #QB2958, 3.00%, 9/1/50	150,766
181,377	FHLMC Pool #QB5314, 2.50%, 11/1/50	150,966
221,126	FHLMC Pool #QB8153, 2.50%, 1/1/51	184,155
778,857	FHLMC Pool #QF1236, 4.50%, 10/1/52	741,610
130,080	FHLMC Pool #SD8023, 2.50%, 11/1/49	108,505
133,000	FHLMC Pool #SD8163, 3.50%, 8/1/51	119,621
412,967	FHLMC Pool #SD8173, 2.50%, 10/1/51	342,630
990,454	FHLMC Pool #SD8256, 4.00%, 10/1/52	917,213
46,679	FNMA Pool #AB2346, 4.50%, 2/1/41	45,779
20,778	FNMA Pool #AB5231, 2.50%, 5/1/27	19,997
20,807	FNMA Pool #AB5716, 3.00%, 7/1/27	20,132
45,562	FNMA Pool #AI4285, 5.00%, 6/1/41	45,409
202,135	FNMA Pool #AR6394, 3.00%, 2/1/43	180,489
55,767	FNMA Pool #AS5892, 3.50%, 10/1/45	50,851
18,619	FNMA Pool #AS6102, 3.50%, 11/1/45	16,978
32,543	FNMA Pool #AS6205, 3.50%, 11/1/45	29,674
23,834	FNMA Pool #AS6385, 4.00%, 12/1/45	22,574
61,694	FNMA Pool #AS9562, 3.00%, 5/1/47	54,166
70,860	FNMA Pool #AU4279, 3.00%, 9/1/43	63,268
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 27.7% (continued)
$ 55,830	FNMA Pool #AV0703, 4.00%, 12/1/43	$52,896
21,612	FNMA Pool #AW7362, 2.50%, 8/1/29	20,410
59,378	FNMA Pool #AX0416, 4.00%, 8/1/44	55,996
39,100	FNMA Pool #AY1670, 3.50%, 2/1/45	35,724
24,361	FNMA Pool #AY4195, 4.00%, 5/1/45	23,081
31,178	FNMA Pool #BA3885, 3.50%, 11/1/45	28,429
999,267	FNMA Pool #BX7762, 5.00%, 3/1/53	977,302
129,825	FNMA Pool #CA2320, 3.50%, 9/1/48	119,313
62,100	FNMA Pool #CA5540, 3.00%, 4/1/50	54,264
712,173	FNMA Pool #CB0856, 3.00%, 6/1/51	614,928
789,076	FNMA Pool #CB5892, 4.50%, 3/1/53	751,718
1,024,345	FNMA Pool #FM9834, 3.50%, 6/1/49	932,424
47,172	FNMA Pool #MA0641, 4.00%, 2/1/31	45,834
67,090	FNMA Pool #MA4012, 2.00%, 5/1/35	59,887
438,598	FNMA Pool #MA4548, 2.50%, 2/1/52	363,525
769,751	FNMA Pool #MA5106, 5.00%, 8/1/53	750,987
9,791	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	9,329
6,039	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	5,778
1,254,135	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	200,776
32,531	GNMA II Pool #5332, 4.00%, 3/20/42	31,279
120,212	GNMA II Pool #MA3937, 3.50%, 9/20/46	110,554
110,756	GNMA II Pool #MA7054, 3.50%, 12/20/50	101,678
119,155	GNMA II Pool #MA7651, 3.50%, 10/20/51	108,641
849,410	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	723,814
398,368	GNMA II Pool #MA8945, 4.00%, 6/20/53	372,685
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,148,502)		10,226,312
U.S. TREASURY OBLIGATIONS 27.8%
250,000	U.S. Treasury Bonds, 4.38%, 2/15/38	255,020
500,000	U.S. Treasury Bonds, 3.50%, 2/15/39	459,355
760,000	U.S. Treasury Bonds, 1.13%, 5/15/40	474,852
1,000,000	U.S. Treasury Bonds, 2.88%, 5/15/43	794,570
1,050,000	U.S. Treasury Bonds, 3.00%, 2/15/48	821,256
1,400,000	U.S. Treasury Bonds, 2.25%, 8/15/49	933,570
500,000	U.S. Treasury Bonds, 2.25%, 2/15/52	328,887
750,000	U.S. Treasury Notes, 2.25%, 11/15/24	736,406
150,000	U.S. Treasury Notes, 3.00%, 9/30/25	146,098
350,000	U.S. Treasury Notes, 4.63%, 2/28/26(3)	349,713
575,000	U.S. Treasury Notes, 4.50%, 7/15/26	574,147
1,826,300	U.S. Treasury Notes, 2.25%, 8/15/27	1,705,236
350,000	U.S. Treasury Notes, 2.75%, 2/15/28	330,395
600,000	U.S. Treasury Notes, 1.50%, 2/15/30	515,836
500,000	U.S. Treasury Notes, 1.13%, 2/15/31	410,020
450,000	U.S. Treasury Notes, 2.75%, 8/15/32	403,611
825,000	U.S. Treasury Notes, 3.38%, 5/15/33	772,857
250,000	U.S. Treasury Notes, 3.88%, 8/15/33	243,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,380,445)		10,255,188

Shares		Value
SHORT-TERM INVESTMENTS 3.6%
	MONEY MARKET FUNDS 3.6%
819,043	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(4)	$819,043
513,563	State Street Navigator Securities Lending Government Money Market Portfolio(5)	513,563
		1,332,606
TOTAL SHORT-TERM INVESTMENTS (Cost $1,332,606)		1,332,606
TOTAL INVESTMENTS IN SECURITIES 100.9% (Cost $40,061,853)		$37,270,361
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.9)%		(325,953)
NET ASSETS(6) 100.0%		$36,944,408

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2024. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of March 31, 2024, the market value of the securities on loan was $1,352,878.
(4)	Rate reflects 7 day yield as of March 31, 2024.
(5)
Securities with an aggregate market value of $1,352,878
were out on loan in exchange for $513,563 of cash
collateral as of March 31, 2024. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$40,061,853, aggregate gross unrealized appreciation
was $118,748, aggregate gross unrealized depreciation
was $2,910,240 and the net unrealized depreciation was
$2,791,492.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$858,475	$—	$858,475
Commercial Mortgage-Backed Securities	—	597,012	—	597,012
Corporate Bonds & Notes*	—	13,135,959	—	13,135,959
Long-Term Municipal Securities*	—	864,809	—	864,809
Residential Mortgage-Backed Securities	—	10,226,312	—	10,226,312
U.S. Treasury Obligations	—	10,255,188	—	10,255,188
Short-Term Investments	1,332,606	—	—	1,332,606
Total Investments in Securities	$1,332,606	$35,937,755	$—	$37,270,361

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.